Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (32,022,203)	$ (11,853,527)	$ (6,810,454)
Tax loss at the PRC statutory tax rate of 25%	(7,470,202)	(2,874,005)	(1,564,147)
Non-deductible items	5,046,957	5,013,636	6,637,818
Non-taxable items	(388,109)	(3,538,631)	(3,789,956)
Change in valuation allowance	1,281,472	1,054,992	823,970
Effect of different tax rates in other jurisdictions	526,348	17,221	410
Effect of 15% preferential rate for certain PRC subsidiaries	1,003,534	252,778	(2,108,095)
Prior year over provision	70,992
Income tax benefit (expense)	$ (70,992)	$ 74,009